CHANGES IN SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
NEWLY ADOPTED ACCOUNTING POLICIES
IFRS 9 Financial Instruments ("IFRS 9")
The Company adopted IFRS 9 effective January 1, 2018. IFRS 9 replaces IAS 39 - Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 introduces new requirements for the classification and measurement of financial assets, amends the requirements related to hedge accounting, and introduces a forward-looking expected loss impairment model.
The adoption of this standard had no impact on the Company’s financial statements on the date of adoption, or for comparative periods. There was no change in the carrying amounts recognized under IAS 39, despite the new measurement categories stipulated under IFRS 9. The adoption of the expected credit loss impairment model for financial assets measured at amortized cost did not result in any additional provision for impairment. The Company has applied IFRS 9 retrospectively, without restatement.
There was no change to the measurement categories for financial liabilities. Financial liability classifications are all unchanged from their classifications under IAS 39. Deferred share units, restricted awards and performance awards continue to be classified as FVTPL. Accounts payable and accrued liabilities, Credit Facilities, Second Lien Notes, Senior Notes, Convertible Debentures (each as defined in Note 7) and finance lease obligations are classified as amortized cost.
A comparison of financial instrument subsequent measurement categories, pre and post adoption of IFRS 9, is as follows:

Financial Assets and Liabilities	IAS 39	IFRS 9
Accounts receivable	Amortized cost	Amortized cost
Commodity risk management contracts	FVTPL	FVTPL
Foreign exchange risk management contracts	FVTPL	FVTPL
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Deferred share units	FVTPL	FVTPL
Restricted awards	FVTPL	FVTPL
Performance awards	FVTPL	FVTPL
Credit Facilities	Amortized cost	Amortized cost
Second Lien Notes	N/A	Amortized cost
Senior Notes	Amortized cost	Amortized cost
Convertible Debentures	Amortized cost	Amortized cost
Finance lease obligation	Amortized cost	Amortized cost

IFRS 15 Revenue from Contracts with Customers ("IFRS 15")
The Company adopted IFRS 15 with a date of initial application of January 1, 2018. Bellatrix used the cumulative effect method to adopt the new standard. Bellatrix has reviewed its revenue streams and major contracts with customers using the IFRS 15 five-step model and there are no material changes to the timing or amounts of revenue recognized. However, IFRS 15 contains new disclosure requirements. See note 13.
IFRS 3 Business Combinations ("IFRS 3")
The Company early adopted the amended IFRS 3 with a date of initial application of November 1, 2018. The amendment provides clarification on determining whether an acquisition made is of a business or a group of assets and introduces an optional concentration test that permits a simplified assessment. The amendments are applied prospectively to all business combinations and asset acquisitions. These impact the asset acquisitions from two joint venture partners in the fourth quarter of 2018 which management has assessed do not meet the definition of a business combination.

FUTURE ACCOUNTING POLICIES
IFRS 16 Leases ("IFRS 16")

IFRS 16 replaces IAS 17 - "Leases" and the standard will come into effect for annual periods beginning on or after January 1, 2019. For lessees applying IFRS 16, a single recognition and measurement model for leases would apply, with required recognition of right-of-use (“ROU”) assets and lease liabilities for most leases. All contracts that meet the definition of a lease under IFRS 16, including those presently accounted for as operating leases, will be recorded on the balance sheet. The standard may be applied retrospectively or using a modified retrospective approach. The Company has selected to use the modified retrospective approach which does not require restatement of prior period financial information as the cumulative effect of applying the standard to prior periods is recorded as an adjustment to opening retained earnings. On initial adoption, Bellatrix has elected to use the following practical expedients permitted under the standard:

•	Certain short-term leases and leases of low value assets that have been identified at January 1, 2019 will not be recognized on the balance sheet.

•	At January 1, 2019, Bellatrix will not recognize leases with terms ending within 12 months as short-term leases.

•	Leases having similar characteristics will be measured as a portfolio by applying a single discount rate.

•	For certain leases having associated initial direct costs, Bellatrix will, at initial measurement on transition, exclude these direct costs from the measurement of the ROU asset.

•
At January 1, 2019, any provision for onerous contracts previously recognized will be applied to the associated ROU asset recognized upon transition to IFRS 16, In these cases, there will be no impairment assessment made under IAS 36 - “Impairment of Assets”.

On adoption of IFRS 16, the Company will recognize lease liabilities in relation to leases under the principles of the new standard measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019. The associated ROU assets will be measured at the amount equal to the lease liability on January 1, 2019 less any amount previously recognized under IAS 37 for onerous contracts with no impact on retained earnings.
Adoption of the new standard will result in the recognition of additional lease liabilities and ROU assets in excess of approximately $80 million. The Company’s leases that will be recognized on its balance sheet at January 1, 2019 include leases of office leases, compressor leases and equipment leases. The impact on the statement of profit (loss) and comprehensive income (loss) will be as follows:

•	Lower general and administrative expenses, operating costs and higher other income

•	Higher finance expenses due to the interest recognized on the lease obligations; and

•	Higher depreciation expense related to the ROU assets.